Segmented information - Major customers (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Revenue	$ 1,862,925,000	$ 2,091,661,000
One customer of Cameco's uranium and fuel services segments [member]
Disclosure of major customers [line items]
Revenue	$ 422,740,000	$ 204,594,000
Percentage of entity's revenue	24.00%	10.00%
Information about major customers	As customers are relatively few in number, accounts receivable from any individual customer may periodically exceed 10% of accounts receivable depending on delivery schedule.